RECENT EVENTS - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	Apr. 20, 2022	Jun. 30, 2022	Apr. 19, 2022
Pipe Subscription Agreements [Member] | Convertible Senior Notes [Member]
Debt Instrument, Face Amount			$ 75.0
Debt Instrument, Interest Rate, Stated Percentage			7.00%
Branded Online Inc dba Nogin [Member]
Aggregate merger transaction costs		$ 2.8
Branded Online Inc dba Nogin [Member] | Pipe Subscription Agreements [Member] | Pipe Warrants [Member]
Class Of Warrant Or Rights Issued During Period Shares	1.5
Branded Online Inc dba Nogin [Member] | Pipe Subscription Agreements [Member] | Convertible Senior Notes [Member]
Debt Instrument, Face Amount	$ 75.0
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt instrument maturity date description	2026